Fair Value Disclosures - Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets measured at fair value
Investment securities available for sale	$ 53,391	$ 45,127	$ 45,604
Recurring
Assets measured at fair value
Investment securities available for sale	53,391	45,127	45,604
Liabilities measured at fair value	0	0	0
Transfer of assets from Level 2 to Level 3	0	0	0
Transfer of assets from Level 3 to Level 2	0	0	0
Recurring | Level 2
Assets measured at fair value
Investment securities available for sale	$ 53,391	$ 45,127	$ 45,604